Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PIK Note Derivative Liability [Member]
Long-Term Liabilities
PIK Note derivative	$ 5,138,857	$ 10,035,625
Cash and cash equivalents	1,803,131	10,701,666
Accounts receivable	176,205	112,831
Deposits and prepaid expenses	322,922	289,644
Other current receivables	94,647	0
Total Current Assets	2,396,905	11,104,141
Property and Equipment, net	5,206,825	7,055,874
Deferred Financing Costs	21,250	28,750
Deposits	269,202	268,937
Assets Held for Sale	445,180	0
Total Other Assets	735,632	297,687
TOTAL ASSETS	8,339,362	18,457,702
Accounts payable and accrued liabilities	1,623,152	2,608,364
Current portion of notes payable	210,429	246,894
Total Current Liabilities	1,833,581	2,855,258
Long-term portion of notes payable	33,688	59,145
PIK Notes payable, net of $17,572,885 and $18,400,297 debt discount, respectively	17,072,886	13,024,439
Total Long-Term Liabilities	22,245,431	23,119,209
Total Liabilities	$ 24,079,012	$ 25,974,467
Commitments and Contingencies (Note 14)
Stockholders’ (Deficit)
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized, 97,144,736 and 95,054,552 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 97,145	$ 95,055
Additional paid-in capital	66,106,631	64,526,469
Accumulated deficit prior to the exploration stage	(20,009,496)	(20,009,496)
Accumulated deficit during the exploration stage	(61,933,930)	(52,128,793)
Total Stockholders’ (Deficit)	(15,739,650)	(7,516,765)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT)	$ 8,339,362	$ 18,457,702